Investments - Unrealized Capital Losses 2 (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Unrealized Capital Losses	$ 1,069.0	$ 292.7	$ 917.5
Total Unrealized Capital Losses	1,069.0	292.7	917.5
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	19,563.3	4,458.0	8,301.7
Total Unrealized Capital Losses	992.6	150.6	447.4
Total Amortized Cost	19,563.3	4,458.0	8,301.7
Total Unrealized Capital Losses	992.6	150.6	447.4
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	174.2	562.3	728.7
Total Unrealized Capital Losses	11.3	39.5	86.5
Total Amortized Cost	174.2	562.3	728.7
Total Unrealized Capital Losses	11.3	39.5	86.5
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | 90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	185.6	134.2	258.3
Total Unrealized Capital Losses	11.5	12.8	24.2
Total Amortized Cost	185.6	134.2	258.3
Total Unrealized Capital Losses	11.5	12.8	24.2
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | 80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	138.2	78.9	120.4
Total Unrealized Capital Losses	12.5	7.5	9.9
Total Amortized Cost	138.2	78.9	120.4
Total Unrealized Capital Losses	12.5	7.5	9.9
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency | Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	283.4	288.9	492.8
Total Unrealized Capital Losses	15.4	14.0	19.5
Total Amortized Cost	283.4	288.9	492.8
Total Unrealized Capital Losses	15.4	14.0	19.5
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,629.6	398.0	450.7
Total Unrealized Capital Losses	42.7	11.0	10.2
Total Amortized Cost	1,629.6	398.0	450.7
Total Unrealized Capital Losses	42.7	11.0	10.2
Fair value decline below amortized cost less than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	194.0	83.4	212.7
Total Unrealized Capital Losses	2.1	1.2	0.6
Total Amortized Cost	194.0	83.4	212.7
Total Unrealized Capital Losses	2.1	1.2	0.6
Fair value decline below amortized cost less than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,605.0	1,545.7	2,263.6
Total Unrealized Capital Losses	95.5	86.0	150.9
Total Amortized Cost	2,605.0	1,545.7	2,263.6
Total Unrealized Capital Losses	95.5	86.0	150.9
Fair value decline below amortized cost less than 20% | Greater than 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	472.4	706.8	793.4
Total Unrealized Capital Losses	35.8	53.8	77.3
Total Amortized Cost	472.4	706.8	793.4
Total Unrealized Capital Losses	35.8	53.8	77.3
Fair value decline below amortized cost less than 20% | 5% - 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	57.8	187.6	509.8
Total Unrealized Capital Losses	2.0	6.8	35.2
Total Amortized Cost	57.8	187.6	509.8
Total Unrealized Capital Losses	2.0	6.8	35.2
Fair value decline below amortized cost less than 20% | 0% - 5% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	170.0	89.4	249.2
Total Unrealized Capital Losses	6.1	7.6	21.6
Total Amortized Cost	170.0	89.4	249.2
Total Unrealized Capital Losses	6.1	7.6	21.6
Fair value decline below amortized cost less than 20% | 0% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	81.2	80.5	47.8
Total Unrealized Capital Losses	6.8	5.6	6.0
Total Amortized Cost	81.2	80.5	47.8
Total Unrealized Capital Losses	6.8	5.6	6.0
Fair value decline below amortized cost less than 20% | Fixed Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,308.1	669.4	1,108.1
Total Unrealized Capital Losses	35.5	14.2	49.5
Total Amortized Cost	1,308.1	669.4	1,108.1
Total Unrealized Capital Losses	35.5	14.2	49.5
Fair value decline below amortized cost less than 20% | Floating Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,296.9	876.3	1,155.5
Total Unrealized Capital Losses	60.0	71.8	101.4
Total Amortized Cost	1,296.9	876.3	1,155.5
Total Unrealized Capital Losses	60.0	71.8	101.4
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	311.2	466.4	1,441.4
Total Unrealized Capital Losses	76.4	142.1	470.1
Total Amortized Cost	311.2	466.4	1,441.4
Total Unrealized Capital Losses	76.4	142.1	470.1
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	54.5	203.8	706.0
Total Unrealized Capital Losses	14.4	58.0	237.8
Total Amortized Cost	54.5	203.8	706.0
Total Unrealized Capital Losses	14.4	58.0	237.8
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | 90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	18.7	35.2	162.2
Total Unrealized Capital Losses	4.5	10.7	60.6
Total Amortized Cost	18.7	35.2	162.2
Total Unrealized Capital Losses	4.5	10.7	60.6
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | 80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	12.3	46.9	80.8
Total Unrealized Capital Losses	3.0	12.1	23.6
Total Amortized Cost	12.3	46.9	80.8
Total Unrealized Capital Losses	3.0	12.1	23.6
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency | Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	12.9	17.5	112.8
Total Unrealized Capital Losses	3.4	5.5	36.0
Total Amortized Cost	12.9	17.5	112.8
Total Unrealized Capital Losses	3.4	5.5	36.0
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	15.6	8.1	4.8
Total Unrealized Capital Losses	5.1	3.8	2.0
Total Amortized Cost	15.6	8.1	4.8
Total Unrealized Capital Losses	5.1	3.8	2.0
Fair value decline below amortized cost greater than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2.1	2.3	2.5
Total Unrealized Capital Losses	0.5	0.6	0.6
Total Amortized Cost	2.1	2.3	2.5
Total Unrealized Capital Losses	0.5	0.6	0.6
Fair value decline below amortized cost greater than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	116.1	313.8	1,069.1
Total Unrealized Capital Losses	30.9	90.7	360.6
Total Amortized Cost	116.1	313.8	1,069.1
Total Unrealized Capital Losses	30.9	90.7	360.6
Fair value decline below amortized cost greater than 20% | Greater than 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	61.8	187.1	761.4
Total Unrealized Capital Losses	15.6	51.2	256.4
Total Amortized Cost	61.8	187.1	761.4
Total Unrealized Capital Losses	15.6	51.2	256.4
Fair value decline below amortized cost greater than 20% | 5% - 10% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost		2.2	45.4
Total Unrealized Capital Losses		0.7	15.0
Total Amortized Cost		2.2	45.4
Total Unrealized Capital Losses		0.7	15.0
Fair value decline below amortized cost greater than 20% | 0% - 5% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	7.5	12.3	150.0
Total Unrealized Capital Losses	1.8	4.2	45.8
Total Amortized Cost	7.5	12.3	150.0
Total Unrealized Capital Losses	1.8	4.2	45.8
Fair value decline below amortized cost greater than 20% | 0% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	29.1	101.8	105.0
Total Unrealized Capital Losses	7.9	30.2	40.8
Total Amortized Cost	29.1	101.8	105.0
Total Unrealized Capital Losses	7.9	30.2	40.8
Fair value decline below amortized cost greater than 20% | Fixed Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	10.4	33.3	147.6
Total Unrealized Capital Losses	3.0	10.2	50.5
Total Amortized Cost	10.4	33.3	147.6
Total Unrealized Capital Losses	3.0	10.2	50.5
Fair value decline below amortized cost greater than 20% | Floating Rate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	105.7	280.5	921.5
Total Unrealized Capital Losses	27.9	80.5	310.1
Total Amortized Cost	105.7	280.5	921.5
Total Unrealized Capital Losses	$ 27.9	$ 80.5	$ 310.1